Short-term trade and other payables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	€ 4,180	€ 3,902	€ 3,646
Increase decrease in trade and other current payables exchange rate	(184)	63
Increase decrease in trade and other current payables consolidation scope changes	(38)	(4)
Increase decrease in trade and other current payables other	500	198
Trade payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	1,803	1,781	1,698
Increase decrease in trade and other current payables exchange rate	(54)	29
Increase decrease in trade and other current payables consolidation scope changes	(11)	2
Increase decrease in trade and other current payables other	87	53
Work certified in advance [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	1,445	1,227	1,124
Increase decrease in trade and other current payables exchange rate	(101)	26
Increase decrease in trade and other current payables consolidation scope changes	(3)	0
Increase decrease in trade and other current payables other	323	77
Advance payments [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	379	392	406
Increase decrease in trade and other current payables exchange rate	(19)	1
Increase decrease in trade and other current payables consolidation scope changes	0	0
Increase decrease in trade and other current payables other	6	(14)
Other non trade payables [Member]
Disclosure of detailed information about trade and other payables [Line Items]
Trade and other current payables	553	502	€ 419
Increase decrease in trade and other current payables exchange rate	(10)	6
Increase decrease in trade and other current payables consolidation scope changes	(24)	(6)
Increase decrease in trade and other current payables other	€ 84	€ 83